Material accounting policies - Schedule of Restatement of Previously Issued Consolidated Financial Statements (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Statement [Line Items]
Technology platform-based income		¥ 8,161,022	¥ 15,318,744	¥ 29,214,613
Net interest income		12,311,328	13,112,128	18,681,936
Guarantee income		3,579,672	4,392,376	7,372,509
Other income		1,507,897	1,390,902	1,840,234
Investment income			79,976	512,818
Share of net losses of investments accounted for using the equity method		(691)	(5,416)	(218)
Total income		24,513,408	34,288,710	57,621,892
Total expenses
Sales and marketing expenses		(5,406,371)	(9,888,675)	(15,764,682)
General and administrative expenses		(2,023,650)	(2,350,043)	(2,885,022)
Operation and servicing expenses		(5,034,010)	(6,192,537)	(6,922,178)
Technology and analytics expenses		(1,177,697)	(1,405,800)	(1,897,365)
Credit impairment losses		(12,612,907)	(12,695,662)	(16,512,295)
Asset impairment losses		0	(31,246)	(427,108)
Finance costs		(84,819)	(349,240)	(1,172,782)
Other gains - net		(252,639)	212,958	5,402
Total expenses		(26,592,093)	(32,700,245)	(45,576,030)
Profit before income tax expenses		(2,078,685)	1,588,465	12,045,862
Less: Income tax expenses	¥ (633,000)	(1,524,830)	(635,367)	(4,187,776)
Net profit for the year		(3,603,515)	953,098	7,858,086
Net profit/(loss) attributable to:
Owners of the Company		(3,870,620)	809,624	7,777,336
Non-controlling interests		267,105	143,474	80,750
Net profit for the year		¥ (3,603,515)	¥ 953,098	¥ 7,858,086
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ 0.71	¥ 6.79
-Diluted earnings per share | ¥ / shares			0.71	6.78
-Basic earnings per ADS | ¥ / shares		¥ (5.54)	1.42	13.58
-Diluted earnings per ADS | ¥ / shares		¥ (5.54)	¥ 1.42	¥ 13.56
ASSETS
Cash at bank		¥ 29,903,846	¥ 39,695,914	¥ 43,939,270					¥ 34,768,988
Restricted cash		14,132,034	13,416,615	27,086,721					30,928,163
Financial assets held under resale agreements		657,033	28,834	40,023					7,899,527
Financial assets at fair value through profit or loss		20,355,814	24,763,205	31,914,128					28,246,412
Financial assets at amortized cost		1,499,000	1,758,083	3,411,084					3,024,618
Accounts and other receivables and contract assets		6,216,650	7,347,687	15,822,058					22,153,894
Loans to customers		111,508,669	129,693,954	211,446,645					214,972,110
Deferred tax assets			5,731,640	5,000,309					4,889,913
Property and equipment		64,075	186,210	329,755					384,904
Investments accounted for using the equity method		0	2,609	39,271					459,496
Intangible assets		956,077	874,919	885,056					899,406	¥ 899,406
Right-of-use assets		306,599	419,590	767,701					823,124
Goodwill		9,175,539	8,911,445	8,911,445					8,918,108	8,918,108
Other assets		831,626	1,551,365	1,373,679					1,292,595
Total assets		203,536,643	234,382,070	350,967,145					359,661,258
LIABILITIES
Payable to platform investors		721,558	985,761	1,569,367					2,747,891
Borrowings		51,114,575	38,823,284	36,915,513					25,927,417
Bonds payable		0	0	2,143,348	¥ 2,013,000	$ 300	¥ 2,013,000	$ 300
Current income tax liabilities		782,352	801,606	1,986,189					8,217,309
Accounts and other payables and contract liabilities		7,492,550	8,451,662	12,828,167					8,805,909
Payable to investors of consolidated structured entities		42,795,624	79,458,267	176,352,333					194,250,107
Financing guarantee liabilities		4,217,979	4,185,532	5,763,369					2,697,109
Deferred tax liabilities			492,125	539,651					758,113
Lease liabilities		302,867	404,518	760,626					811,248
Convertible promissory notes payable		6,174,050	5,650,268	5,164,139					10,669,498
Financial assets sold under repurchase agreements		782,459	1,307,395	3,343,950					620,297
Other liabilities		1,287,562	1,327,993	1,779,645					2,383,836
Optionally convertible promissory notes		0	0	8,142,908					7,405,103
Total liabilities		119,938,886	141,888,411	257,289,205					265,293,837
EQUITY
Share capital		117	75	75					75
Share premium		27,027,846	32,142,233	32,073,874					33,365,786
Treasury shares		(5,642,768)	(5,642,768)	(5,642,769)					(5,560,104)
Other reserves		1,591,448	1,769,185	3,771,768					10,918,331	10,918,331
Retained earnings		58,796,059	62,666,679	61,857,055					54,121,797
Total equity attributable to owners of the Company		81,772,702	90,935,404	92,060,003					92,845,885
Non-controlling interests		1,825,055	1,558,255	1,617,937					1,521,536
Total equity		83,597,757	92,493,659	93,677,940					94,367,421	94,367,421
Total liabilities and equity		203,536,643	234,382,070	350,967,145					359,661,258
Cash flows from operating activities
Profit (loss) before tax		(2,078,685)	1,588,465	12,045,862
Adjustments to reconcile profit (loss) [abstract]
Depreciation, property, plant and equipment		104,439	185,222	181,601
Depreciation, right-of-use assets		283,645	427,358	591,201
Amortization of intangible assets			11,022	15,325
Share of losses of associates and joint ventures			5,416	218
Net gains on sale of property and equipment, and intangible assets			21,994	24,832
Net unrealized losses on financial assets at fair value through profit or loss			525,003	132,875
Non-cash employee benefits expense-share based payment			(36,204)	45,162
Asset impairment losses			31,246	427,108
Credit impairment losses			5,596,942	11,917,933
Finance cost classified as financing activities			1,764,472	2,481,059
Investment income classified as investing activities			(604,979)	(645,693)
Foreign exchange gains			(75,714)	877,232
Change in operating assets and liabilities		8,405,848	9,440,243	28,094,715
Decrease in loans to customers and accounts and other receivables			103,902,273	6,326,843
Decrease in accounts and other payables			(97,868,864)	(19,173,561)
Cash generated from operating activities		4,155,000	15,473,652	15,247,997
Income tax paid		(2,338,229)	(2,753,240)	(10,292,941)
Net cash generated from operating activities		1,816,771	12,720,412	4,955,056
Cash flows from investing activities
Proceeds from sale of investment assets		63,241,901	67,272,800	98,932,443
Proceeds from sale of property and equipment		9,664	8,464	19,943
Interest received on investment assets		852,631	825,725	1,707,552
Payment for acquisition of investment assets		(60,664,549)	(71,550,315)	(98,064,856)
Securities purchases under agreements to resell, net		0	0	5,527,177
Payment for property and equipment and other long-term assets		(72,565)	(51,279)	(129,365)
Net cash inflow from disposal of subsidiaries			25,075
Net cash generated from investing activities		2,669,015	(3,469,530)	7,992,894
Cash flows from financing activities
Proceeds from capital contribution from the non-controlling shareholder of subsidiaries		0	0	15,938
Proceeds from exercise of share-based payment		2,172	252	95,911
Proceeds from borrowings		9,041,818	14,618,467	9,046,338
Repayment of borrowings		(14,226,298)	(17,920,237)	(5,794,772)
Payment for early redemption and extension of convertible promissory notes payable		0	(3,642,931)	(3,747,386)
Repayment of optionally convertible promissory notes payable		0	(8,342,096)	0
Repayment of bonds payable		0	(2,163,195)	0
Payment for lease liabilities		(289,615)	(486,942)	(617,800)
Payment for interest expenses		(626,050)	(1,531,239)	(1,213,186)
Payment for dividend declared		(5,132,615)	(1,435,461)	(7,717,474)
Payment for acquisition of non-controlling interests of subsidiary		0	(199,200)	0
Refund of cash reserved for repurchase of ordinary shares		0	854,624	0
Net cash used in financing activities		(11,281,854)	(20,247,958)	(9,932,431)
Effect of exchange rate changes on cash and cash equivalents		17,278	(20,353)	57,025
Net increase/(decrease) in cash and cash equivalents		(6,778,790)	(11,017,429)	3,072,544
Add: Cash and cash equivalents at the beginning of the year	¥ 11,798,435	18,577,225	29,594,654	26,522,110
Cash and cash equivalents at the end of the year		11,798,435	18,577,225	29,594,654
Total Restatement Impacts [Member]
Total expenses
Profit before income tax expenses			(56,647)	(967,409)
Cash flows from operating activities
Profit (loss) before tax			(56,647)	(967,409)
Adjustments to reconcile profit (loss) [abstract]
Depreciation, property, plant and equipment			4,051	3,802
Depreciation, right-of-use assets			13,401	13,187
Amortization of intangible assets			0	0
Share of losses of associates and joint ventures			0	0
Net gains on sale of property and equipment, and intangible assets			488	576
Net unrealized losses on financial assets at fair value through profit or loss			327,976	(79,422)
Non-cash employee benefits expense-share based payment			(61)	(757)
Asset impairment losses			0	0
Credit impairment losses			(1,646)	(38,170)
Finance cost classified as financing activities			(19,593)	(20,949)
Investment income classified as investing activities			615,026	814,474
Foreign exchange gains			0	0
Change in operating assets and liabilities			882,995	(274,668)
Decrease in loans to customers and accounts and other receivables			(2,041,542)	(4,088,647)
Decrease in accounts and other payables			(1,120,211)	4,881,006
Cash generated from operating activities			(2,278,758)	517,691
Income tax paid			(31,116)	(17,936)
Net cash generated from operating activities			(2,309,874)	499,755
Cash flows from investing activities
Proceeds from sale of investment assets			241,266	(98,650)
Proceeds from sale of property and equipment			244	288
Interest received on investment assets			(144,408)	(17,947)
Payment for acquisition of investment assets			2,373,739	(331,953)
Securities purchases under agreements to resell, net			0	0
Payment for property and equipment and other long-term assets			(2,939)	(6,522)
Net cash inflow from disposal of subsidiaries			0
Net cash generated from investing activities			2,467,902	(454,784)
Cash flows from financing activities
Proceeds from capital contribution from the non-controlling shareholder of subsidiaries				0
Proceeds from exercise of share-based payment			0	0
Proceeds from borrowings			0	0
Repayment of borrowings			339,296	0
Payment for early redemption and extension of convertible promissory notes payable			0	0
Repayment of optionally convertible promissory notes payable			0
Repayment of bonds payable			0
Payment for lease liabilities			(12,396)	(13,628)
Payment for interest expenses			(19,912)	0
Payment for dividend declared			0	0
Payment for acquisition of non-controlling interests of subsidiary			0
Refund of cash reserved for repurchase of ordinary shares			0
Net cash used in financing activities			306,988	(13,628)
Effect of exchange rate changes on cash and cash equivalents			(425,030)	0
Net increase/(decrease) in cash and cash equivalents			39,986	31,343
Add: Cash and cash equivalents at the beginning of the year		97,129	57,143	25,800
Cash and cash equivalents at the end of the year			97,129	57,143
Adjustment 1 [Member]
Income Statement [Line Items]
Technology platform-based income			0	0
Net interest income			129,210	0
Guarantee income			0	0
Other income			0	0
Investment income			(624,914)	0
Share of net losses of investments accounted for using the equity method			0	0
Total income			(495,704)	0
Total expenses
Sales and marketing expenses			0	0
General and administrative expenses			0	0
Operation and servicing expenses			(17,078)	0
Technology and analytics expenses			0	0
Credit impairment losses			0	0
Asset impairment losses			0	0
Finance costs			0	0
Other gains - net			0	0
Total expenses			(17,078)	0
Profit before income tax expenses			(512,782)	0
Less: Income tax expenses			128,196	0
Net profit for the year			(384,586)	0
Net profit/(loss) attributable to:
Owners of the Company			(384,586)	0
Non-controlling interests			0	0
Net profit for the year			¥ (384,586)	¥ 0
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ (0.34)	¥ 0
-Diluted earnings per share | ¥ / shares			(0.34)	0
-Basic earnings per ADS | ¥ / shares			(0.68)	0
-Diluted earnings per ADS | ¥ / shares			¥ (0.68)	¥ 0
ASSETS
Cash at bank			¥ 0	¥ 0					0
Restricted cash			225,322	0					0
Financial assets held under resale agreements			0	0					0
Financial assets at fair value through profit or loss			(3,260,840)	0					0
Financial assets at amortized cost			0	0					0
Accounts and other receivables and contract assets			0	0					0
Loans to customers			0	0					0
Deferred tax assets			128,196	0					0
Property and equipment			0	0					0
Investments accounted for using the equity method			0	0					0
Intangible assets			0	0					0
Right-of-use assets			0	0					0
Goodwill			0	0					0
Other assets			40,864	0					0
Total assets			(2,866,458)	0					0
LIABILITIES
Payable to platform investors			0	0					0
Borrowings			0	0					0
Bonds payable				0
Current income tax liabilities			0	0					0
Accounts and other payables and contract liabilities			0	0					0
Payable to investors of consolidated structured entities			(2,481,872)	0					0
Financing guarantee liabilities			0	0					0
Deferred tax liabilities			0	0					0
Lease liabilities			0	0					0
Convertible promissory notes payable			0	0					0
Financial assets sold under repurchase agreements			0	0					0
Other liabilities			0	0					0
Optionally convertible promissory notes				0					0
Total liabilities			(2,481,872)	0					0
EQUITY
Share capital			0	0					0
Share premium			0	0					0
Treasury shares			0	0					0
Other reserves			0	0					0
Retained earnings			(384,586)	0					0
Total equity attributable to owners of the Company			(384,586)	0					0
Non-controlling interests			0	0					0
Total equity			(384,586)	0					0
Total liabilities and equity			(2,866,458)	0					0
Cash flows from operating activities
Profit (loss) before tax			(512,782)	0
Adjustment 2 [Member]
Income Statement [Line Items]
Technology platform-based income			0	0
Net interest income			36,433	50,557
Guarantee income			0	0
Other income			0	0
Investment income			(15,569)	(35,492)
Share of net losses of investments accounted for using the equity method			0	0
Total income			20,864	15,065
Total expenses
Sales and marketing expenses			0	0
General and administrative expenses			0	0
Operation and servicing expenses			(20,864)	(15,065)
Technology and analytics expenses			0	0
Credit impairment losses			0	0
Asset impairment losses			0	0
Finance costs			0	0
Other gains - net			0	0
Total expenses			(20,864)	(15,065)
Profit before income tax expenses			0	0
Less: Income tax expenses			0	0
Net profit for the year			0	0
Net profit/(loss) attributable to:
Owners of the Company			0	0
Non-controlling interests			0	0
Net profit for the year			¥ 0	¥ 0
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ 0	¥ 0
-Diluted earnings per share | ¥ / shares			0	0
-Basic earnings per ADS | ¥ / shares			0	0
-Diluted earnings per ADS | ¥ / shares			¥ 0	¥ 0
ASSETS
Cash at bank			¥ 0	¥ 0					0
Restricted cash			12,314	90,946					26,795
Financial assets held under resale agreements			0	0					0
Financial assets at fair value through profit or loss			(393,316)	(724,258)					(1,085,870)
Financial assets at amortized cost			0	0					0
Accounts and other receivables and contract assets			0	0					0
Loans to customers			0	0					0
Deferred tax assets			0	0					0
Property and equipment			0	0					0
Investments accounted for using the equity method			0	0					0
Intangible assets			0	0					0
Right-of-use assets			0	0					0
Goodwill			0	0					0
Other assets			0	0					0
Total assets			(381,002)	(633,312)					(1,059,075)
LIABILITIES
Payable to platform investors			0	0					0
Borrowings			0	0					0
Bonds payable				0
Current income tax liabilities			0	0					0
Accounts and other payables and contract liabilities			0	0					0
Payable to investors of consolidated structured entities			(381,002)	(633,312)					(1,059,075)
Financing guarantee liabilities			0	0					0
Deferred tax liabilities			0	0					0
Lease liabilities			0	0					0
Convertible promissory notes payable			0	0					0
Financial assets sold under repurchase agreements			0	0					0
Other liabilities			0	0					0
Optionally convertible promissory notes				0					0
Total liabilities			(381,002)	(633,312)					(1,059,075)
EQUITY
Share capital			0	0					0
Share premium			0	0					0
Treasury shares			0	0					0
Other reserves			0	0					0
Retained earnings			0	0					0
Total equity attributable to owners of the Company			0	0					0
Non-controlling interests			0	0					0
Total equity			0	0					0
Total liabilities and equity			(381,002)	(633,312)					(1,059,075)
Cash flows from operating activities
Profit (loss) before tax			0	0
Adjustment 3 [Member]
Income Statement [Line Items]
Technology platform-based income			0	0
Net interest income			0	0
Guarantee income			0	0
Other income			0	0
Investment income			(123,136)	(761,445)
Share of net losses of investments accounted for using the equity method			0	0
Total income			(123,136)	(761,445)
Total expenses
Sales and marketing expenses			0	0
General and administrative expenses			0	0
Operation and servicing expenses			0	0
Technology and analytics expenses			0	0
Credit impairment losses			1,567	22,644
Asset impairment losses			0	0
Finance costs			0	0
Other gains - net			0	0
Total expenses			1,567	22,644
Profit before income tax expenses			(121,569)	(738,801)
Less: Income tax expenses			0	0
Net profit for the year			(121,569)	(738,801)
Net profit/(loss) attributable to:
Owners of the Company			(121,569)	(738,801)
Non-controlling interests			0	0
Net profit for the year			¥ (121,569)	¥ (738,801)
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ (0.1)	¥ (0.65)
-Diluted earnings per share | ¥ / shares			(0.1)	(0.64)
-Basic earnings per ADS | ¥ / shares			(0.2)	(1.3)
-Diluted earnings per ADS | ¥ / shares			¥ (0.2)	¥ (1.28)
ASSETS
Cash at bank			¥ 0	¥ 0					0
Restricted cash			0	0					0
Financial assets held under resale agreements			0	0					0
Financial assets at fair value through profit or loss			111,307	122,107					0
Financial assets at amortized cost			(971,677)	(860,908)					0
Accounts and other receivables and contract assets			0	0					0
Loans to customers			0	0					0
Deferred tax assets			0	0					0
Property and equipment			0	0					0
Investments accounted for using the equity method			0	0					0
Intangible assets			0	0					0
Right-of-use assets			0	0					0
Goodwill			0	0					0
Other assets			0	0					0
Total assets			(860,370)	(738,801)					0
LIABILITIES
Payable to platform investors			0	0					0
Borrowings			0	0					0
Bonds payable				0
Current income tax liabilities			0	0					0
Accounts and other payables and contract liabilities			0	0					0
Payable to investors of consolidated structured entities			0	0					0
Financing guarantee liabilities			0	0					0
Deferred tax liabilities			0	0					0
Lease liabilities			0	0					0
Convertible promissory notes payable			0	0					0
Financial assets sold under repurchase agreements			0	0					0
Other liabilities			0	0					0
Optionally convertible promissory notes				0					0
Total liabilities			0	0					0
EQUITY
Share capital			0	0					0
Share premium			0	0					0
Treasury shares			0	0					0
Other reserves			0	0					0
Retained earnings			(860,370)	(738,801)					0
Total equity attributable to owners of the Company			(860,370)	(738,801)					0
Non-controlling interests			0	0					0
Total equity			(860,370)	(738,801)					0
Total liabilities and equity			(860,370)	(738,801)					0
Cash flows from operating activities
Profit (loss) before tax			(121,569)	(738,801)
Adjustment 4 [Member]
Income Statement [Line Items]
Technology platform-based income			(7,082)	(3,819)
Net interest income			0	0
Guarantee income			0	0
Other income			247,132	602,230
Investment income			(187,865)	(23,529)
Share of net losses of investments accounted for using the equity method			0	0
Total income			52,185	574,882
Total expenses
Sales and marketing expenses			(21,187)	(7,766)
General and administrative expenses			(37,356)	(44,247)
Operation and servicing expenses			(26,691)	(451,469)
Technology and analytics expenses			(18,745)	(24,911)
Credit impairment losses			(8,246)	31,621
Asset impairment losses			0	0
Finance costs			1,062	(425)
Other gains - net			2,622	1,943
Total expenses			(108,541)	(495,254)
Profit before income tax expenses			(56,356)	79,628
Less: Income tax expenses			5,578	(26,603)
Net profit for the year			(50,778)	53,025
Net profit/(loss) attributable to:
Owners of the Company			(46,631)	47,945
Non-controlling interests			(4,147)	5,080
Net profit for the year			¥ (50,778)	¥ 53,025
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ (0.03)	¥ 0.04
-Diluted earnings per share | ¥ / shares			(0.03)	0.04
-Basic earnings per ADS | ¥ / shares			(0.06)	0.08
-Diluted earnings per ADS | ¥ / shares			¥ (0.06)	¥ 0.08
ASSETS
Cash at bank			¥ 97,129	¥ 57,143					25,800
Restricted cash			0	0					0
Financial assets held under resale agreements			0	0					0
Financial assets at fair value through profit or loss			1,897,929	786,172					229,699
Financial assets at amortized cost			(137,900)	(128,174)					(257,974)
Accounts and other receivables and contract assets			54,016	107,216					134,945
Loans to customers			0	0					0
Deferred tax assets			60,646	9,957					16,543
Property and equipment			5,900	7,256					4,823
Investments accounted for using the equity method			0	0					0
Intangible assets			0	0					0
Right-of-use assets			18,690	13,691					18,134
Goodwill			0	0					0
Other assets			(353,821)	3,006					2,755
Total assets			1,642,589	856,267					174,725
LIABILITIES
Payable to platform investors			0	0					0
Borrowings			0	0					0
Bonds payable				0
Current income tax liabilities			16,096	2,050					61
Accounts and other payables and contract liabilities			1,527,387	710,434					74,286
Payable to investors of consolidated structured entities			0	0					0
Financing guarantee liabilities			0	0					0
Deferred tax liabilities			719	772					439
Lease liabilities			17,824	11,819					16,704
Convertible promissory notes payable			0	0					0
Financial assets sold under repurchase agreements			0	0					0
Other liabilities			25,730	25,581					30,649
Optionally convertible promissory notes				0					0
Total liabilities			1,587,756	750,656					122,139
EQUITY
Share capital			0	0					0
Share premium			0	0					0
Treasury shares			0	0					0
Other reserves			0	0					0
Retained earnings			37,872	84,503					36,558
Total equity attributable to owners of the Company			37,872	84,503					36,558
Non-controlling interests			16,961	21,108					16,028
Total equity			54,833	105,611					52,586
Total liabilities and equity			1,642,589	856,267					174,725
Cash flows from operating activities
Profit (loss) before tax			(56,356)	79,628
Adjustment 5 [Member]
Income Statement [Line Items]
Technology platform-based income			0	0
Net interest income			(19,594)	(36,254)
Guarantee income			0	0
Other income			0	0
Investment income			(6,602)	32,671
Share of net losses of investments accounted for using the equity method			0	0
Total income			(26,196)	(3,583)
Total expenses
Sales and marketing expenses			0	0
General and administrative expenses			(7,852)	(10,656)
Operation and servicing expenses			(9,269)	(25,782)
Technology and analytics expenses			0	0
Credit impairment losses			0	0
Asset impairment losses			0	0
Finance costs			43,317	40,021
Other gains - net			0	0
Total expenses			26,196	3,583
Profit before income tax expenses			0	0
Less: Income tax expenses			0	0
Net profit for the year			0	0
Net profit/(loss) attributable to:
Owners of the Company			0	0
Non-controlling interests			0	0
Net profit for the year			¥ 0	¥ 0
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ 0	¥ 0
-Diluted earnings per share | ¥ / shares			0	0
-Basic earnings per ADS | ¥ / shares			0	0
-Diluted earnings per ADS | ¥ / shares			¥ 0	¥ 0
ASSETS
Cash at bank			¥ 0	¥ 0					0
Restricted cash			2,033,141	487,144					447,829
Financial assets held under resale agreements			28,834	40,023					2,372,350
Financial assets at fair value through profit or loss			(2,112,362)	2,667,151					(2,340,017)
Financial assets at amortized cost			0	0					0
Accounts and other receivables and contract assets			0	0					0
Loans to customers			0	0					0
Deferred tax assets			0	0					0
Property and equipment			0	0					0
Investments accounted for using the equity method			0	0					0
Intangible assets			0	0					0
Right-of-use assets			0	0					0
Goodwill			0	0					0
Other assets			419,960	2,699					40,416
Total assets			369,573	3,197,017					520,578
LIABILITIES
Payable to platform investors			0	0					0
Borrowings			0	0					0
Bonds payable				0
Current income tax liabilities			0	0					0
Accounts and other payables and contract liabilities			0	0					0
Payable to investors of consolidated structured entities			(943,597)	(162,081)					(136,958)
Financing guarantee liabilities			0	0					0
Deferred tax liabilities			0	0					0
Lease liabilities			0	0					0
Convertible promissory notes payable			0	0					0
Financial assets sold under repurchase agreements			1,307,395	3,343,950					620,297
Other liabilities			5,775	15,148					37,239
Optionally convertible promissory notes				0					0
Total liabilities			369,573	3,197,017					520,578
EQUITY
Share capital			0	0					0
Share premium			0	0					0
Treasury shares			0	0					0
Other reserves			0	0					0
Retained earnings			0	0					0
Total equity attributable to owners of the Company			0	0					0
Non-controlling interests			0	0					0
Total equity			0	0					0
Total liabilities and equity			369,573	3,197,017					520,578
Cash flows from operating activities
Profit (loss) before tax			0	0
Adjustment 6 [Member]
Income Statement [Line Items]
Technology platform-based income			0	0
Net interest income			(16,338)	(5,507)
Guarantee income			0	0
Other income			0	0
Investment income			(12,391)	(5,012)
Share of net losses of investments accounted for using the equity method			0	0
Total income			(28,729)	(10,519)
Total expenses
Sales and marketing expenses			0	0
General and administrative expenses			0	0
Operation and servicing expenses			0	0
Technology and analytics expenses			0	0
Credit impairment losses			8,325	(16,095)
Asset impairment losses			0	0
Finance costs			20,404	26,614
Other gains - net			0	0
Total expenses			28,729	10,519
Profit before income tax expenses			0	0
Less: Income tax expenses			0	0
Net profit for the year			0	0
Net profit/(loss) attributable to:
Owners of the Company			0	0
Non-controlling interests			0	0
Net profit for the year			¥ 0	¥ 0
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ 0	¥ 0
-Diluted earnings per share | ¥ / shares			0	0
-Basic earnings per ADS | ¥ / shares			0	0
-Diluted earnings per ADS | ¥ / shares			¥ 0	¥ 0
ASSETS
Cash at bank			¥ 0	¥ 0					0
Restricted cash			0	0					0
Financial assets held under resale agreements			0	0					0
Financial assets at fair value through profit or loss			(372,117)	(26,491)					419,389
Financial assets at amortized cost			(143,910)	(316,282)					(502,021)
Accounts and other receivables and contract assets			0	0					0
Loans to customers			0	0					0
Deferred tax assets			(29,244)	0					0
Property and equipment			0	0					0
Investments accounted for using the equity method			0	0					0
Intangible assets			0	0					0
Right-of-use assets			0	0					0
Goodwill			0	0					0
Other assets			0	0					0
Total assets			(545,271)	(342,773)					(82,632)
LIABILITIES
Payable to platform investors			0	0					0
Borrowings			0	0					0
Bonds payable				0
Current income tax liabilities			3,414	(3,304)					(5,436)
Accounts and other payables and contract liabilities			(52,843)	(80,921)					(82,632)
Payable to investors of consolidated structured entities			0	0					0
Financing guarantee liabilities			0	0					0
Deferred tax liabilities			(32,658)	3,304					5,436
Lease liabilities			0	0					0
Convertible promissory notes payable			0	0					0
Financial assets sold under repurchase agreements			0	0					0
Other liabilities			(463,184)	(261,852)					0
Optionally convertible promissory notes				0					0
Total liabilities			(545,271)	(342,773)					(82,632)
EQUITY
Share capital			0	0					0
Share premium			0	0					0
Treasury shares			0	0					0
Other reserves			0	0					0
Retained earnings			0	0					0
Total equity attributable to owners of the Company			0	0					0
Non-controlling interests			0	0					0
Total equity			0	0					0
Total liabilities and equity			(545,271)	(342,773)					(82,632)
Cash flows from operating activities
Profit (loss) before tax			0	0
Other Adjustments [Member]
Income Statement [Line Items]
Technology platform-based income			0	0
Net interest income			634,060	(308,236)
Guarantee income			0	0
Other income			0	0
Investment income			0	0
Share of net losses of investments accounted for using the equity method			0	0
Total income			634,060	(308,236)
Total expenses
Sales and marketing expenses			0	0
General and administrative expenses			0	0
Operation and servicing expenses			0	0
Technology and analytics expenses			0	0
Credit impairment losses			0	0
Asset impairment losses			0	0
Finance costs			0	0
Other gains - net			0	0
Total expenses			0	0
Profit before income tax expenses			634,060	(308,236)
Less: Income tax expenses			(158,515)	77,059
Net profit for the year			475,545	(231,177)
Net profit/(loss) attributable to:
Owners of the Company			475,545	(231,177)
Non-controlling interests			0	0
Net profit for the year			¥ 475,545	¥ (231,177)
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ 0.41	¥ (0.2)
-Diluted earnings per share | ¥ / shares			0.41	(0.2)
-Basic earnings per ADS | ¥ / shares			0.82	(0.4)
-Diluted earnings per ADS | ¥ / shares			¥ 0.82	¥ (0.4)
ASSETS
Cash at bank			¥ 0	¥ 0					0
Restricted cash			0	0					0
Financial assets held under resale agreements			0	0					0
Financial assets at fair value through profit or loss			0	0					0
Financial assets at amortized cost			0	0					0
Accounts and other receivables and contract assets			0	(43,293)					(325,824)
Loans to customers			0	0					0
Deferred tax assets			0	0					0
Property and equipment			0	0					0
Investments accounted for using the equity method			0	0					0
Intangible assets			0	0					0
Right-of-use assets			0	0					0
Goodwill			0	0					0
Other assets			0	(590,767)					0
Total assets			0	(634,060)					(325,824)
LIABILITIES
Payable to platform investors			0	0					0
Borrowings			0	0					0
Bonds payable				0
Current income tax liabilities			0	0					0
Accounts and other payables and contract liabilities			0	0					0
Payable to investors of consolidated structured entities			0	0					0
Financing guarantee liabilities			0	0					0
Deferred tax liabilities			0	(158,515)					(81,456)
Lease liabilities			0	0					0
Convertible promissory notes payable			0	0					0
Financial assets sold under repurchase agreements			0	0					0
Other liabilities			0	0					0
Optionally convertible promissory notes				0					0
Total liabilities			0	(158,515)					(81,456)
EQUITY
Share capital			0	0					0
Share premium			0	0					0
Treasury shares			0	0					0
Other reserves			1,613,336	1,613,336					1,613,336
Retained earnings			(1,613,336)	(2,088,881)					(1,857,704)
Total equity attributable to owners of the Company			0	(475,545)					(244,368)
Non-controlling interests			0	0					0
Total equity			0	(475,545)					(244,368)
Total liabilities and equity			0	(634,060)					(325,824)
Cash flows from operating activities
Profit (loss) before tax			634,060	(308,236)
Previously stated [member]
Income Statement [Line Items]
Technology platform-based income			15,325,826	29,218,432
Net interest income			12,348,357	18,981,376
Guarantee income			4,392,376	7,372,509
Other income			1,143,770	1,238,004
Investment income			1,050,453	1,305,625
Share of net losses of investments accounted for using the equity method			(5,416)	(218)
Total income			34,255,366	58,115,728
Total expenses
Sales and marketing expenses			(9,867,488)	(15,756,916)
General and administrative expenses			(2,304,835)	(2,830,119)
Operation and servicing expenses			(6,118,635)	(6,429,862)
Technology and analytics expenses			(1,387,055)	(1,872,454)
Credit impairment losses			(12,697,308)	(16,550,465)
Asset impairment losses			(31,246)	(427,108)
Finance costs			(414,023)	(1,238,992)
Other gains - net			210,336	3,459
Total expenses			(32,610,254)	(45,102,457)
Profit before income tax expenses			1,645,112	13,013,271
Less: Income tax expenses			(610,626)	(4,238,232)
Net profit for the year			1,034,486	8,775,039
Net profit/(loss) attributable to:
Owners of the Company			886,865	8,699,369
Non-controlling interests			147,621	75,670
Net profit for the year			¥ 1,034,486	¥ 8,775,039
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares			¥ 0.77	¥ 7.6
-Diluted earnings per share | ¥ / shares			0.77	7.58
-Basic earnings per ADS | ¥ / shares			1.54	15.2
-Diluted earnings per ADS | ¥ / shares			¥ 1.54	¥ 15.16
ASSETS
Cash at bank			¥ 39,598,785	¥ 43,882,127					34,743,188
Restricted cash			11,145,838	26,508,631					30,453,539
Financial assets held under resale agreements			0	0					5,527,177
Financial assets at fair value through profit or loss			28,892,604	29,089,447					31,023,211
Financial assets at amortized cost			3,011,570	4,716,448					3,784,613
Accounts and other receivables and contract assets			7,293,671	15,758,135					22,344,773
Loans to customers			129,693,954	211,446,645					214,972,110
Deferred tax assets			5,572,042	4,990,352					4,873,370
Property and equipment			180,310	322,499					380,081
Investments accounted for using the equity method			2,609	39,271					459,496
Intangible assets			874,919	885,056					899,406
Right-of-use assets			400,900	754,010					804,990
Goodwill			8,911,445	8,911,445					8,918,108
Other assets			1,444,362	1,958,741					1,249,424
Total assets			237,023,009	349,262,807					360,433,486
LIABILITIES
Payable to platform investors			985,761	1,569,367					2,747,891
Borrowings			38,823,284	36,915,513					25,927,417
Bonds payable				2,143,348
Current income tax liabilities			782,096	1,987,443					8,222,684
Accounts and other payables and contract liabilities			6,977,118	12,198,654					8,814,255
Payable to investors of consolidated structured entities			83,264,738	177,147,726					195,446,140
Financing guarantee liabilities			4,185,532	5,763,369					2,697,109
Deferred tax liabilities			524,064	694,090					833,694
Lease liabilities			386,694	748,807					794,544
Convertible promissory notes payable			5,650,268	5,164,139					10,669,498
Financial assets sold under repurchase agreements			0	0					0
Other liabilities			1,759,672	2,000,768					2,315,948
Optionally convertible promissory notes				8,142,908					7,405,103
Total liabilities			143,339,227	254,476,132					265,874,283
EQUITY
Share capital			75	75					75
Share premium			32,142,233	32,073,874					33,365,786
Treasury shares			(5,642,768)	(5,642,769)					(5,560,104)
Other reserves			155,849	2,158,432					9,304,995
Retained earnings			65,487,099	64,600,234					55,942,943
Total equity attributable to owners of the Company			92,142,488	93,189,846					93,053,695
Non-controlling interests			1,541,294	1,596,829					1,505,508
Total equity			93,683,782	94,786,675					94,559,203	¥ 94,559,203
Total liabilities and equity			237,023,009	349,262,807					¥ 360,433,486
Cash flows from operating activities
Profit (loss) before tax			1,645,112	13,013,271
Adjustments to reconcile profit (loss) [abstract]
Depreciation, property, plant and equipment			181,171	177,799
Depreciation, right-of-use assets			413,957	578,014
Amortization of intangible assets			11,022	15,325
Share of losses of associates and joint ventures			5,416	218
Net gains on sale of property and equipment, and intangible assets			21,506	24,256
Net unrealized losses on financial assets at fair value through profit or loss			197,027	212,297
Non-cash employee benefits expense-share based payment			(36,143)	45,919
Asset impairment losses			31,246	427,108
Credit impairment losses			5,598,588	11,956,103
Finance cost classified as financing activities			1,784,065	2,502,008
Investment income classified as investing activities			(1,220,005)	(1,460,167)
Foreign exchange gains			(75,714)	877,232
Change in operating assets and liabilities			8,557,248	28,369,383
Decrease in loans to customers and accounts and other receivables			105,943,815	10,415,490
Decrease in accounts and other payables			(96,748,653)	(24,054,567)
Cash generated from operating activities			17,752,410	14,730,306
Income tax paid			(2,722,124)	(10,275,005)
Net cash generated from operating activities			15,030,286	4,455,301
Cash flows from investing activities
Proceeds from sale of investment assets			67,031,534	99,031,093
Proceeds from sale of property and equipment			8,220	19,655
Interest received on investment assets			970,133	1,725,499
Payment for acquisition of investment assets			(73,924,054)	(97,732,903)
Securities purchases under agreements to resell, net			0	5,527,177
Payment for property and equipment and other long-term assets			(48,340)	(122,843)
Net cash inflow from disposal of subsidiaries			25,075
Net cash generated from investing activities			(5,937,432)	8,447,678
Cash flows from financing activities
Proceeds from capital contribution from the non-controlling shareholder of subsidiaries				15,938
Proceeds from exercise of share-based payment			252	95,911
Proceeds from borrowings			14,618,467	9,046,338
Repayment of borrowings			(18,259,533)	(5,794,772)
Payment for early redemption and extension of convertible promissory notes payable			(3,642,931)	(3,747,386)
Repayment of optionally convertible promissory notes payable			(8,342,096)
Repayment of bonds payable			(2,163,195)
Payment for lease liabilities			(474,546)	(604,172)
Payment for interest expenses			(1,511,327)	(1,213,186)
Payment for dividend declared			(1,435,461)	(7,717,474)
Payment for acquisition of non-controlling interests of subsidiary			(199,200)
Refund of cash reserved for repurchase of ordinary shares			854,624
Net cash used in financing activities			(20,554,946)	(9,918,803)
Effect of exchange rate changes on cash and cash equivalents			404,677	57,025
Net increase/(decrease) in cash and cash equivalents			(11,057,415)	3,041,201
Add: Cash and cash equivalents at the beginning of the year		¥ 18,480,096	29,537,511	26,496,310
Cash and cash equivalents at the end of the year			¥ 18,480,096	¥ 29,537,511